Equity (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jun. 04, 2024 shares	May 30, 2024 USD ($) shares	Nov. 21, 2023 USD ($) $ / shares shares	Oct. 03, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Feb. 08, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 20, 2023 $ / shares
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 178.06
Proceeds from warrants exercised | $		$ 24					$ 24	$ 4,136
Common stock, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Offering price (in dollars per share) | $ / shares					178.06
Stock options exercised (in shares)							0	0
Restricted Stock Units
Equity
Number of common shares issued to vesting of awards								44
Restricted stock units							0
Series C convertible preferred stock
Equity
Preferred stock liquidation preference per share | $ / shares							$ 274.88
Pre funded warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 178
Proceeds from issuance of common stock warrant liabilities | $					$ 2,500
Common warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares									$ 19.14
Common stock warrants with alternative cashless exercise
Equity
Warrants, cashless exercise provision, shares, multiplier						0.5
Exercise of warrants, shares	185,604						28,869
Aggregate number of shares issued from exercise of warrants							14,402
Private placement warrants
Equity
Common stock purchased (in shares)					13,806
Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares					$ 870
Amended warrants | Maximum
Equity
Number of shares in exchange of warrant exercise					2,839
New Unregistered Warrants
Equity
Percentage of common stock issued			200.00%
Warrant exercise price (in dollars per share) | $ / shares			$ 13.34						14.52
Warrants term			6 months
Warrant expiry term			5 years 6 months
New Unregistered Warrants | Maximum
Equity
Number of shares in exchange of warrant exercise			185,604
Existing Warrants
Equity
Number of shares in exchange of warrant exercise			92,802
Warrant exercise price (in dollars per share) | $ / shares			$ 13.34						$ 14.52
Proceeds from warrants exercised | $			$ 1,200
Public offering
Equity
Warrant exercise price (in dollars per share) | $ / shares						$ 464
Warrants term						5 years
Offering price (in dollars per share) | $ / shares						$ 464
Number of units issued						21,983
Gross proceeds from issuance of shares | $							$ 10,200
Public offering | Pre funded warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1
Public offering | Public warrants
Equity
Number of warrants for each unit						1
Number of securities called by each warrant						1.5
Over-allotment option
Equity
Number of shares in exchange of warrant exercise					691	4,947
Warrant exercise price (in dollars per share) | $ / shares					$ 196.04
Cash fee, as a percentage of gross proceeds			6.50%		7.00%
Common stock purchased (in shares)						3,298
Warrants issued, as a percentage of aggregate common shares					5.00%
Exercise of warrants, shares						4,947
Registered direct offering | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise					8,782
Purchase Agreement
Equity
Common stock purchased (in shares)				30,518	5,025
Common stock, par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Sale of stock price per share | $ / shares				$ 19.14
Net proceeds from issuance of stock | $				$ 2,800
Purchase Agreement | Pre funded warrants
Equity
Number of shares in exchange of warrant exercise				126,380
Warrant exercise price (in dollars per share) | $ / shares				$ 0.001
Sale of stock price per share | $ / shares				$ 19.08
Purchase Agreement | Common warrants
Equity
Number of shares in exchange of warrant exercise				235,345
Warrant exercise price (in dollars per share) | $ / shares				$ 19.14
Purchase Agreement | Amended warrants
Equity
Warrant exercise price (in dollars per share) | $ / shares				$ 19.14
Common stock purchased (in shares)				16,644
Sale of stock price per share | $ / shares				$ 178.06
Purchase Agreement | Amended warrants | One of the investors
Equity
Common stock purchased (in shares)				6,595
Sale of stock price per share | $ / shares				$ 464
Investment in Warrants | New Unregistered Warrants | Maximum
Equity
Beneficial ownership limitation			4.99%
Investment in Warrants | Existing Warrants | Maximum
Equity
Beneficial ownership limitation			9.99%
Common Stock
Equity
Common stock purchased (in shares)								55,973
Number of units issued	100,430
Aggregate number of shares issued from exercise of warrants		1,811
Common Stock | Public offering
Equity
Number of shares for each unit						1
Common Stock | Public offering | Common stock warrants with alternative cashless exercise
Equity
Number of securities called by each warrant						0.75